UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a)  Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Treasury Reserve Fund

This annual shareholder report contains important information about Treasury Reserve Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Reserve Fund	$1	0.01%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,427,311
Number of Portfolio Holdings	56
Investment Advisory Fees Paid (000s)	$0

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	56.3%
U.S. Treasury Debt	45.3
Other Assets less Liabilities	-1.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.0%
BNY Mellon	15.8
U.S. Treasury Notes	14.4
JPMorgan Chase	8.4
State Street	8.0
Citigroup Global Markets	4.5
Credit Agricole	4.0
BNP Paribas Securities	3.5
Royal Bank of Canada	2.1
Goldman Sachs	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F26-052 7/24

Treasury Reserve Fund

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$25,242	$24,796
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
Treasury Reserve
Fund –
.

T. ROWE PRICE Treasury Reserve Fund
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T. ROWE PRICE Treasury Reserve Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Investment activities
Net investment income
(1)(2)
0 .05 0 .03 —
(3)
—
(3)
0 .02
Net realized and unrealized
gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0 .05 0 .03 —
(3)
—
(3)
0 .02
Distributions
Net investment income ( 0 .05 ) ( 0 .03 ) —
(3)
—
(3)
( 0 .02 )
NET ASSET VALUE
End of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Ratios/Supplemental Data
Total return
(2)(4)
5 .51% 3 .55% 0 .13% 0 .10% 1 .63%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .01% 0 .01% 0 .01% 0 .01% 0 .01%
Net expenses after waivers/
payments by Price Associates 0 .01% 0 .01% 0 .01% 0 .01% 0 .01%
Net investment income 5 .34% 3 .43% 0 .12% 0 .10% 1 .69%
Net assets, end of period (in
millions) $2,427 $3,046 $2,695 $3,546 $3,420
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Treasury Reserve Fund
May 31, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 45.3%
U.S. Treasury Bills, 4.841%, 12/26/24  12,000 11,679
U.S. Treasury Bills, 4.923%, 1/23/25  33,000 31,983
U.S. Treasury Bills, 4.954%, 2/20/25  17,000 16,411
U.S. Treasury Bills, 5.118%, 3/20/25  14,000 13,447
U.S. Treasury Bills, 5.124%, 8/1/24  32,000 31,729
U.S. Treasury Bills, 5.186%, 4/17/25  14,000 13,386
U.S. Treasury Bills, 5.189%, 5/15/25  4,000 3,809
U.S. Treasury Bills, 5.198%, 8/15/24  11,125 11,008
U.S. Treasury Bills, 5.215%, 6/13/24  20,000 19,967
U.S. Treasury Bills, 5.239%, 6/4/24  41,000 40,982
U.S. Treasury Bills, 5.255%, 11/29/24  20,000 19,489
U.S. Treasury Bills, 5.261%, 10/3/24  7,000 6,876
U.S. Treasury Bills, 5.289%, 10/31/24  20,000 19,575
U.S. Treasury Bills, 5.293%, 11/7/24  7,000 6,841
U.S. Treasury Bills, 5.31%, 8/8/24  6,000 5,943
U.S. Treasury Bills, 5.315%, 8/22/24  29,000 28,654
U.S. Treasury Bills, 5.321%, 6/6/24  85,000 84,938
U.S. Treasury Bills, 5.321%, 7/18/24  25,000 24,829
U.S. Treasury Bills, 5.322%, 8/13/24  22,000 21,767
U.S. Treasury Bills, 5.326%, 7/25/24  34,000 33,732
U.S. Treasury Bills, 5.326%, 8/29/24  57,000 56,259
U.S. Treasury Bills, 5.327%, 9/17/24  32,000 31,497
U.S. Treasury Bills, 5.33%, 9/24/24  67,500 66,371
U.S. Treasury Bills, 5.331%, 9/10/24  61,000 60,103
U.S. Treasury Bills, 5.332%, 8/20/24  21,000 20,755
U.S. Treasury Bills, 5.332%, 10/1/24  43,000 42,255
U.S. Treasury Bills, 5.338%, 9/3/24  19,372 19,107
U.S. Treasury Bills, 5.377%, 7/11/24  8,000 7,955
U.S. Treasury Notes, 0.50%, 3/31/25  6,000 5,783
U.S. Treasury Notes, 0.75%, 11/15/24  15,000 14,709
U.S. Treasury Notes, 2.25%, 11/15/24  2,000 1,974
U.S. Treasury Notes, 2.625%, 4/15/25  10,000 9,799
U.S. Treasury Notes, 3.875%, 3/31/25  16,000 15,855
U.S. Treasury Notes, 3.875%, 4/30/25  19,000 18,805
U.S. Treasury Notes, 4.375%, 10/31/24  26,000 25,910
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.451%,
7/31/25  101,300 101,267
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.466%,
10/31/24  54,035 54,013
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 5.495%,
4/30/25  10,000 10,002

T. ROWE PRICE Treasury Reserve Fund

Par $ Value
(Amounts in 000s)
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 5.496%,
10/31/25  51,000 50,968
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.526%, 1/31/25  15,400 15,400
U.S. Treasury Notes, FRN, 3M UST + 0.245%, 5.571%,
1/31/26  25,275 25,287
Total U.S. Treasury Debt (Cost $1,101,119) 1,101,119
U.S. TREASURY REPURCHASE AGREEMENT 56.3%(1)
Bank of America, Tri-Party, Dated 5/31/24, 5.32%, Delivery
Value of $16,007,093 on 6/3/24, Collateralized by U.S.
Government securities, 4.00%, 2/28/30, valued at $16,320,001  16,000 16,000
Bank of Montreal, Tri-Party, Dated 5/30/24, 5.32%, Delivery
Value of $17,017,586 on 6/6/24, Collateralized by U.S.
Government securities, 3.88%, 8/15/33, valued at $17,340,071  17,000 17,000
BNP Paribas Securities, Tri-Party, Dated 5/28/24, 5.31%,
Delivery Value of $86,088,795 on 6/4/24, Collateralized
by U.S. Government securities, 0.25% - 5.53%, 6/30/24 -
11/15/53, valued at $87,720,021  86,000 86,000
BNY Mellon, Bilateral, Dated 5/31/24, 5.33%, Delivery Value
of $384,170,560 on 6/3/24, Collateralized by U.S. Government
securities, 4.88%, 5/31/26, valued at $391,680,078  384,000 384,000
Citigroup Global Markets, Tri-Party, Dated 5/31/24, 5.32%,
Delivery Value of $109,048,323 on 6/3/24, Collateralized by
U.S. Government securities, 0.75% - 4.25%, 9/30/24 - 8/15/28, valued at $111,180,085  109,000 109,000
Credit Agricole, Tri-Party, Dated 5/31/24, 5.32%, Delivery
Value of $97,973,416 on 6/3/24, Collateralized by U.S.
Government securities, 3.88%, 8/15/33, valued at $99,888,657  97,930 97,930
Federal Reserve Bank of New York, Tri-Party, Dated 5/31/24,
5.30%, Delivery Value of $35,015,458 on 6/3/24, Collateralized
by U.S. Government securities, 1.50%, 2/15/25, valued at
$35,015,520  35,000 35,000
Goldman Sachs, Tri-Party, Dated 5/31/24, 5.32%, Delivery
Value of $51,052,757 on 6/7/24, Collateralized by U.S.
Government securities, 1.50%, 1/31/27, valued at $52,020,064  51,000 51,000
HSBC Securities, Tri-Party, Dated 5/31/24, 5.32%, Delivery
Value of $48,021,280 on 6/3/24, Collateralized by U.S.
Government securities, 1.13% - 1.75%, 2/28/27 - 1/31/29,
valued at $48,960,088  48,000 48,000
JPMorgan Chase, Tri-Party, Dated 5/31/24, 5.32%, Delivery
Value of $203,089,997 on 6/3/24, Collateralized by U.S.
Government securities, 2.75% - 4.13%, 1/31/25 - 2/15/28,
valued at $207,060,094  203,000 203,000

T. ROWE PRICE Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
RBC Dominion Securities, Tri-Party, Dated 5/31/24, 5.32%,
Delivery Value of $32,014,187 on 6/3/24, Collateralized
by U.S. Government securities, 0.13% - 4.88%, 11/30/25 -
2/15/53, valued at $32,640,069  32,000 32,000
Royal Bank of Canada, Tri-Party, Dated 5/28/24, 5.31%,
Delivery Value of $51,052,658 on 6/4/24, Collateralized
by U.S. Government securities, 0.75%, 8/31/26, valued at
$52,020,001  51,000 51,000
State Street, Bilateral, Dated 5/31/24, 5.33%, Delivery Value
of $194,086,168 on 6/3/24, Collateralized by U.S. Government
securities, 0.625%, 7/31/26, valued at $197,880,164  194,000 194,000
Toronto-Dominion Bank, Tri-Party, Dated 5/31/24, 5.32%,
Delivery Value of $26,011,527 on 6/3/24, Collateralized by
U.S. Government securities, 0.50% - 4.63%, 7/31/24 - 2/28/31, valued at $26,520,034  26,000 26,000
Wells Fargo, Tri-Party, Dated 5/31/24, 5.32%, Delivery Value
of $16,007,093 on 6/3/24, Collateralized by U.S. Government
securities, 0.25%, 2/15/50, valued at $16,320,017  16,000 16,000
Total U.S. Treasury Repurchase Agreement (Cost $1,365,930) 1,365,930
Total Investments in Securities
 101.6% of Net Assets (Cost $2,467,049) $ 2,467,049
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at
$1,392,565 at May 31, 2024.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE Treasury Reserve Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,467,049) $ 2,467,049
Interest receivable 1,830
Cash 9
Other assets 722
Total assets 2,469,610
Liabilities
Payable for investment securities purchased 42,255
Due to affiliates 8
Payable to directors 1
Other liabilities 35
Total liabilities 42,299
NET ASSETS $ 2,427,311
Net Assets Consist of:
Total distributable earnings (loss) $ (29)
Paid-in capital applicable to 2,426,860,033 shares
of $0.0001 par value capital stock outstanding;
100,000,000,000 shares of the Corporation authorized 2,427,340
NET ASSETS $ 2,427,311
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Treasury Reserve Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Interest income $ 140,644
Expenses
Prospectus and shareholder reports 9
Custody and accounting 216
Legal and audit 30
Executive, directors, and officer insurance 12
Directors 10
Miscellaneous 3
Total expenses 280
Net investment income 140,364
Realized Gain / Loss –
Net realized loss on securities (2)
INCREASE IN NET ASSETS FROM OPERATIONS $ 140,362

T. ROWE PRICE Treasury Reserve Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 140,364 $ 101,926
Net realized gain (loss) (2) 42
Increase in net assets from operations 140,362 101,968
Distributions to shareholders
Net earnings (140,364) (101,926)
Capital share transactions
*
Shares sold 35,939,513 33,307,733
Distributions reinvested 141,078 101,926
Shares redeemed (36,699,399) (33,058,979)
Increase (decrease) in net assets from capital
share transactions (618,808) 350,680
Net Assets
Increase (decrease) during period (618,810) 350,722
Beginning of period 3,046,121 2,695,399
End of period $ 2,427,311 $ 3,046,121
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Treasury Reserve Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Treasury
Reserve Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The fund is offered as a cash management option to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates,
Inc. (Price Associates) and its affiliates, and is not available for direct purchase by members of the public. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share

T. ROWE PRICE Treasury Reserve Fund

may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation
Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Treasury Reserve Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On May 31, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to ”repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s
approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

T. ROWE PRICE Treasury Reserve Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments was as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 140,364 $ 101,926
($000s)
Cost of investments $ 2,467,049
($000s)
Overdistributed ordinary income $ (27)
Loss carryforwards and deferrals (2)
Total distributable earnings (loss) $ (29)

T. ROWE PRICE Treasury Reserve Fund

The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by Price Associates, a wholly owned subsidiary of
T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the fund. The fund pays no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the fund. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the fund.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund. For the year ended May 31, 2024, expenses incurred by the fund pursuant to these service agreements were $100,000 for Price Associates and less than $1,000 for
T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to affiliates in the accompanying
Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health

T. ROWE PRICE Treasury Reserve Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Treasury Reserve Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Reserve Investment Funds,
Inc. and Shareholders of T. Rowe Price Treasury Reserve Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Treasury Reserve Fund (one of the funds constituting T. Rowe Price Reserve Investment Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2024 (collectively referred to as the ”financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Treasury Reserve Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Treasury Reserve Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $140,369,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Treasury Reserve Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Treasury Reserve Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting.
The Board concluded that its ongoing review of the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Adviser does not receive management fees from the fund. Accordingly, the
Board did not review information relating to revenues received by the Adviser under the Advisory Contract. The Board did review information regarding direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising T. Rowe Price funds and concluded that the Adviser’s profits were reasonable. Although the
Adviser does not receive management fees from the fund under the Advisory
Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the
Adviser and its affiliated investment advisers on behalf of mutual funds and other institutional client accounts for which the Adviser or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Adviser and its affiliates.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F26-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Treasury Reserve Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024